Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Post-employment - former directors and executive vice presidents (Details) - EUR (€)
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements		€ 1,551,000,000	€ 0
Provisions	€ 9,583,000,000	10,852,000,000	€ 13,987,000,000	€ 13,225,000,000
Former directors of the bank
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	5,600,000	11,200,000
Former directors of the bank | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	50,000,000	52,000,000
Former executive vice presidents
Remuneration of key personnel
Amounts paid for post-employment benefits and settlements	51,600,000	10,260,000
Former members of bank
Remuneration of key personnel
Contribution to insurance policies	170,000	170,000
Former members of bank | Pension commitments and similar obligations
Remuneration of key personnel
Provisions		5,000,000
Former managing directors
Remuneration of key personnel
Contribution to insurance policies	4,400,000	5,800,000
Former senior managers | Pension commitments and similar obligations
Remuneration of key personnel
Provisions	0	0
Former senior managers | Provision for post-employment defined benefit obligations
Remuneration of key personnel
Provisions	€ 114,000,000	€ 159,000,000